1933 Act File No. 2-33490
                                          1940 Act File No. 811-1890

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   68   ....................        X


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   40   ...................................        X

               FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) on May 31, 1998 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

                              CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC., consists of one investment portfolio with three classes of shares, (1) Class A Shares; (2) Class B Shares; and (3) Class C Shares and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-3) Cover Page.
Item 2.     Synopsis......................(1-3) General Information;
                                          (1-3) Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information                   (1-3) Financial Highlights.
Item 4.     General Description of
            Registrant....................(1-3) Performance Information;
                                          (1-3) Investment Information; (1-3)
                                          Investment Objective;(1-3) Investment
                                          Policies; (1-3)Investment Limitations.
Item 5.     Management of the Fund........(1-3) Fund Information; (1-3)
                                          Management of the Fund; (1-3)
                                          Distribution of Shares; (1-3)
                                          Administration
                                          of the Fund; (1-3) Administrative
                                          Services.
Item 6.     Capital Stock and Other
            Securities....................(1-3) Shareholder Information;
                                          (1-3) Tax Information;
                                          (1-3) Federal Income Tax;
                                          (1-3) State and Local Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................(1-3) Net Asset Value; (1-3)
                                          Purchasing Shares; (1-3) Investing in
                                          the Fund; (l) Class A Shares;
                                          (2) Class B Shares; (3) Class C
                                          Shares; (1-3) Redeeming and
                                          Exchanging Shares; (1-3) Requirements
                                          for Exchange
Item 8.     Redemption or Repurchase......(1-3) Redeeming and Exchanging
                                          Shares; (1-3) Contingent Deferred
                                          Sales Charge; (1-3) Account and Share
                                          Information.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.    Cover Page....................(1-3) Cover page.
Item 11.    Table of Contents             (1-3) Table of Contents.
Item 12.    General Information and
            History.......................(1-3) General Information About the
                                          Fund; (1-3) About Federated Investors.
Item 13.    Investment Objectives and
            Policies......................(1-3) Investment Objective and
                                          Policies.
Item 14.    Management of the Fund........(1-3) Federated Fund for U.S.
                                          Government Securities Inc.,
                                          Management.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-3) Fund Ownership.
Item 16.    Investment Advisory and Other
            Services......................(1-3) Investment Advisory Services;
                                          (1-3) Other Services.
Item 17.    Brokerage Allocation..........(1-3) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-3) Purchasing Shares; (1-3)
                                          Determining Market Value of
                                          Securities; (1-3) Determining Net
                                          Asset Value;
                                          (1-3) Redeeming Shares.
Item 20.    Tax Status....................(1-3) Tax Status.
Item 21.    Underwriters..................(1-3) Distribution Plan (Class B
                                           Shares and Class C Shares) and
                                           Shareholder Services.
Item 22.    Calculation of Performance
            Data..........................(1-3) Total Return; (1-3) Yield;
                                          (1-3) Performance Comparisons.
Item 23     Financial Statements..........(1-3) Financial Statements
                                          (incorporated by reference to
                                          Registrant's Annual Report dated
                                          March 31, 1998;
                                          File Nos. 2-33490 and 811-1890).







Federated Fund for U.S. Government Securities, Inc.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated Fund for U.S. Government Securities, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) that seeks current income by investing in a professionally managed diversified portfolio limited to U.S. government securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated May 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1998


TABLE OF CONTENTS

 Summary of Fund Expenses                                         1
 Financial Highlights--Class A Shares                             2
 Financial Highlights--Class B Shares                             3
 Financial Highlights--Class C Shares                             4
 General Information                                              5
 Calling the Fund                                                 5
 Year 2000 Statement                                              5
 Investment Information                                           5
 Investment Objective                                             5
 Investment Policies                                              5
 Investment Limitations                                           7
 Net Asset Value                                                  7
 Investing in the Fund                                            8
 Purchasing Shares                                                8
 Purchasing Shares Through a Financial Intermediary               8
 Purchasing Shares by Wire                                        9
 Purchasing Shares by Check                                       9
 Systematic Investment Program                                    9
 Retirement Plans                                                 9
 Class A Shares                                                   9
 Class B Shares                                                  10
 Class C Shares                                                  10
 Redeeming and Exchanging Shares                                 10
 Redeeming or Exchanging Shares Through a Financial Intermediary 10
 Redeeming or Exchanging Shares by Telephone                     10
 Redeeming or Exchanging Shares by Mail                          10
 Requirements for Redemption                                     11
 Requirements for Exchange                                       11
 Systematic Withdrawal Program                                   11
 Systematic Withdrawal Program ("SWP") on Class B Shares         11
 Contingent Deferred Sales Charge                                11
 Account and Share Information                                   12
 Confirmations and Account Statements                            12
 Dividends and Distributions                                     12
 Accounts with Low Balances                                      12
 Fund Information                                                12
 Management of the Fund                                          12
 Distribution of Shares                                          13
 Administration of the Fund                                      14
 Administrative Services                                         14
 Shareholder Information                                         15
 Tax Information                                                 15
 Federal Income Tax.                                             15
 State and Local Taxes                                           15
 Performance Information                                         15


SUMMARY OF FUND EXPENSES

                                                           CLASS A           CLASS B      CLASS C
 Maximum Sales Charge Imposed on Purchases (as a                  4.50%           None     None
 percentage of offering price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as         None            None     None
 a percentage of offering price)
 Contingent Deferred Sales Charge (as a percentage of             None            5.50%(1) 1.00%(1)
 original purchase price or redemption proceeds, as
 applicable)
 Redemption Fee (as a percentage of amount redeemed, if           None            None     None
 applicable)
 Exchange Fee                                                     None            None     None
                                           ANNUAL OPERATING EXPENSES
                                      (As a percentage of average net assets)
Management Fee                                                      0.56%           0.56%          0.56%
12b-1 Fee                                                           None            0.75%          0.75%
Total Other Expenses                                                0.44%           0.46%          0.46%
  Shareholder Services Fee (after waiver)                  0.23%(2)           0.25%          0.25%
Total Operating Expenses (after waiver)                             1.00%(3)        1.77%(4)       1.77%

(1) For shareholders of Class B, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The shareholder services fee for Class A Shares has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total Class A Shares operating expenses in the table above are based on expenses expected during the fiscal year ending March 31, 1999, and are expected to be 1.02%, absent the voluntary waiver described in note 2 above. The total Class A Shares operating expenses were 0.94% for the fiscal year ended March 31, 1998 and would have been 1.02% absent the voluntary waiver described in note 2 above.

(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                     CLASS A  CLASS B    CLASS C
You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption
at the end of each time period, and
(3) payment of the maximum sales charge.
1 Year                                        $ 55     $ 75     $ 28
3 Years                                       $ 75     $100     $ 56
5 Years                                       $ 98     $119     $ 96
10 Years                                      $162     $187     $208
You would pay the following expenses
on the same investment, assuming
no redemption.
1 Year                                        $ 55     $ 18     $ 18
3 Years                                       $ 75     $ 56     $ 56
5 Years                                       $ 98     $ 96     $ 96
10 Years                                      $162     $187     $208


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE
SHOWN.



FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 8, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and the notes thereto, which may be obtained from the Fund.

                                                                     YEAR ENDED MARCH 31,
                            1998       1997       1996       1995      1994       1993       1992       1991      1990       1989
NET ASSET VALUE,         $ 7.65     $ 7.78      $7.67     $ 7.89    $ 8.50     $ 8.51     $ 8.41     $ 8.23    $ 8.01     $ 8.41
BEGINNING OF
PERIOD
INCOME FROM
INVESTMENT
OPERATIONS
  Net investment
  income                   0.50       0.51       0.54       0.57      0.63       0.71       0.75       0.77      0.78       0.76
  Net realized and         0.26     (0.14)       0.12     (0.23)    (0.61)     (0.03)       0.08       0.19      0.21      (0.40)
  unrealized gain
  (loss) on
  investments
  Total from investment    0.76       0.37       0.66       0.34      0.02       0.68       0.83       0.96      0.99       0.36
  operations
LESS DISTRIBUTIONS
  Distributions from
  net investment
  income                  (0.51)     (0.50)     (0.55)     (0.56)    (0.63)     (0.69)     (0.73)     (0.78)    (0.77)     (0.76)
NET ASSET VALUE,
END OF PERIOD            $ 7.90     $ 7.65     $ 7.78     $ 7.67    $ 7.89     $ 8.50     $ 8.51     $ 8.41    $ 8.23     $ 8.01
TOTAL RETURN(A)           10.21%      4.88%      8.77%      4.59%     0.13%      8.31%     10.20%     12.12%    12.59%      4.47%
RATIOS TO AVERAGE
NET ASSETS
  Expenses                 0.94%      0.95%      0.95%      0.95%     0.88%      0.83%      0.91%      0.97%     0.96%      0.96%
  Net investment
  income                   6.40%      6.60%      6.80%      7.41%     7.50%      8.33%      8.69%      9.21%     9.32%      9.22%
  Expense                  0.08%      0.12%      0.11%      0.02%        --         --         --         --     0.04%         --
  waiver/
  reimbursement(b)
SUPPLEMENTAL DATA
  Net assets, end     $1,138,450 $1,177,071 $1,330,272 $1,367,710 $1,693,293 $1,844,712 $1,384,117 $1,133,017 $1,039,493 $1,054,055
  OF period (000
  omitted)
  Portfolio turnover         88%       120%       157%       154%       149%        52%        43%        27%       98%         83%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, FOR THE FISCAL YEAR ENDED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.


FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 8, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and the notes thereto, which may be obtained from the Fund.

                                                                       YEAR ENDED MARCH 31,
                                                                 1998      1997     1996   1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                            $ 7.66      $ 7.78      $ 7.67       $ 7.75
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                           0.44        0.44        0.49         0.37
   Net realized and unrealized gain (loss) on investments          0.25       (0.13)       0.11        (0.06)
   Total from investment operations                                0.69        0.31        0.60         0.31
 LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.45)      (0.43)      (0.49)       (0.37)
   Distributions in excess of net investment income(b)               --         --          --         (0.02)
   Total distributions                                            (0.45)      (0.43)      (0.49)       (0.39)
 NET ASSET VALUE, END OF PERIOD                                  $ 7.90      $ 7.66      $ 7.78       $ 7.67
 TOTAL RETURN(C)                                                   9.16%       4.13%       7.90%        4.13%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                        1.77%       1.80%       1.78%        1.76%*
   Net investment income                                           5.57%       5.75%       5.93%        7.02%*
   Expense waiver/reimbursement(d)                                 0.00%       0.02%       0.04%        0.06%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                     $107,225    $100,439     $93,169      $34,276
   Portfolio turnover                                                88%        120%        157%         154%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent return of capital for federal income tax purpose.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, FOR THE FISCAL YEAR ENDED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.


FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 8, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and the notes thereto, which may be obtained from the Fund.

* Computed on an annualized basis.

                                                                    YEAR ENDED MARCH 31,
                                                           1998    1997    1996   1995   1994(A)(B)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 7.66    $ 7.78      $ 7.67     $ 7.89      $ 8.54
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.44      0.45        0.47       0.51        0.54
   Net realized and unrealized gain (loss) on investments      0.26     (0.13)       0.12      (0.23)      (0.63)
   Total from investment operations                            0.70      0.32        0.59       0.28       (0.09)
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.45)    (0.44)      (0.48)     (0.50)      (0.54)
   Distributions in excess of net investment income(c)          --        --          --         --        (0.02)
   Total distributions                                        (0.45)    (0.44)      (0.48)     (0.50)      (0.56)
 NET ASSET VALUE, END OF PERIOD                              $ 7.91    $ 7.66      $ 7.78     $ 7.67      $ 7.89
 TOTAL RETURN(D)                                               9.29%     4.14%       7.85%      3.72%      (1.17%)
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                    1.77%     1.80%       1.79%      1.79%       1.81%*
   Net investment income                                       5.57%     5.74%       5.96%      6.56%       6.45%*
   Expense waiver/reimbursement(e)                             0.00%     0.02%       0.02%      0.02%        --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                  $48,118   $55,842     $79,949    $80,519     $103,433
   Portfolio turnover                                            88%      120%        157%       154%         149%

(a) As of July 29, 1994, Select Shares were no longer offered and were reclassified as Class C Shares. For the year ended March 31, 1994, Select Shares' net assets (000 omitted) were $1,751.

(b) Reflects operations for the period from April 26, 1993 (date of initial public offering) to March 31, 1994.

(c) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent return of capital for federal income tax purpose.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, FOR THE FISCAL YEAR ENDED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.


GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on June 9, 1969. Shares of the Fund are offered in three classes of shares known as Class A Shares, Class B Shares, and Class C Shares ("Shares") which represent interests in a single portfolio of securities. The Fund is designed for individuals and institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of securities which are guaranteed as to the payment of principal and interest by the U.S. government, its agencies or instrumentalities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, computer hardware in use today cannot distinguish the year 2000 from the year 1900. This design flaw may have a negative impact in the handling of securities trades, pricing, and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 and reasonably believe that systems will be year 2000 compliant when required. The Fund is continuing to analyze the financial impact of instituting a year 2000 compliant program on its operations.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund invests only in securities which are primary or direct obligations of the U.S. government, its agencies or instrumentalities, or which are guaranteed as to the payment of principal and interest by the U.S. government, its agencies, or instrumentalities, and in certain collateralized mortgage obligations ("CMOs") described below.

The U.S. government securities in which the Fund invests include:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; and
   * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality or the credit of the agency or instrumentality.

There is no limit to portfolio maturity. The prices of fixed-income government securities fluctuate inversely in relation to the direction of interest rates. The prices of longer term securities fluctuate more widely in response to market interest rate changes.

Depending upon market conditions, the Fund, at times, will be primarily invested in mortgage-backed securities, but at times will hold U.S.
Treasuries.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Government National Mortgage Association, Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation Participation Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. The Fund will invest only in CMOs which are rated AAA by a recognized rating agency and which may be:
(a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment
Conduit (a "REMIC"), which has certain special tax attributes.      In a CMO, a
series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

CMOs that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

REPURCHASE AGREEMENTS

The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

As a matter of investment practice which can be changed without shareholder approval, the Fund will not invest more than 10% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral equal to at least 100% of the value of the securities loaned in the form of cash or U.S. government securities.

PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

INVESTMENT LIMITATIONS

The Fund will not borrow money except, under certain circumstances, the Fund may borrow up to 10% of the value of its total assets.

The Fund will not own securities of open-end investment companies and will own securities of closed-end investment companies only under certain circumstances and subject to certain limitations not exceeding 10% of its net assets.

The above investment limitations cannot be changed without shareholder approval.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                            CLASS A     CLASS B       CLASS C
Minimum and
Subsequent
Investment Amounts    $1500/$100  $1500/$100  $1500/$100
Minimum and
Subsequent
Investment Amount
for Retirement Plans    $250/100  $250/100     $250/100
Maximum Sales Charge    4.50%*    None         None
Maximum Contingent
Deferred Sales
Charge**                None      5.50%+       1.00%#
Conversion Feature      No        Yes++        No

* Class A Shares are sold at NAV, plus a sales charge as follows:

                            SALES CHARGE           DEALER
                         AS A PERCENTAGE OF     CONCESSION AS
                          PUBLIC      NET      A PERCENTAGE OF
                         OFFERING    AMOUNT    PUBLIC OFFERING
 AMOUNT OF TRANSACTION    PRICE     INVESTED         PRICE
Less than $100,000       4.50%      4.71%          4.00%
$100,000 but less
than $250,000            3.75%      3.90%          3.25%
$250,000 but less
than $500,000            2.50%      2.56%          2.25%
$500,000 but less
than $1 million          2.00%      2.04%          1.80%
$1 million or greater    0.00%      0.00%          0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
Shares:

 YEAR OF REDEMPTION      CONTINGENT DEFERRED
   AFTER PURCHASE            SALES CHARGE
 First                          5.50%
 Second                         4.75%
 Third                          4.00%
 Fourth                         3.00%
 Fifth                          2.00%
 Sixth                          1.00%
 Seventh and thereafter         0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank and Trust Company receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date, and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire
on holidays when wire transfers are restricted.      PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum of $50, may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

   * through financial intermediaries that do not receive sales charge dealer concessions;

   * by Federated Life Members; or

   * through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

   * purchasing in quantity;
   * combining concurrent purchases of:
   * Shares by you, your spouse, and your children under age 21, or * Shares of the same class of two or more Federated Funds (other than money market funds);
   * accumulating purchases. In calculating the sales charge on an additional purchase, you may count the current value of previous Shares purchases still invested in the Fund;
   * signing a letter of intent to purchase a specific dollar amount of Shares within 13 months; or
   * using the reinvestment privilege within 120 days of redeeming Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be
wired until that method of payment is cleared.     Telephone instructions will
be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.
     REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C
Shares.     SYSTEMATIC WITHDRAWAL PROGRAM ("SWP") ON CLASS B SHARES

A contingent deferred sales charge will not be charged on SWP redemptions of Class B Shares if:

   * shares redeemed are 12% or less of the account value in a single year; * the account is at least one year old; * all dividends and capital gains distributions are reinvested; and * the account has at least a $10,000 balance when the SWP is established;
     (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the SWP is established and then annually at calendar year-end. Redemptions can be made only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701o2;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
   * which are reinvested in the Fund under the reinvestment privilege; * of Shares held by Directors, employees and sales representatives of the
     Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and
   * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions except for systematic program transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown on the chart below, plus 4.50% of the Fund's gross income (excluding any capital gains or losses).

    AVERAGE DAILY          PERCENT OF AVERAGE
     NET ASSETS             DAILY NET ASSETS
 First $500 million              0.250%
 Second $500 million             0.225%
 Over $1 billion                 0.200%

The adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Kathleen M. Foody-Malus has been a portfolio manager of the Fund since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Todd A. Abraham has been a portfolio manager of the Fund since May 1997. Mr. Abraham has been a Vice President of the Fund's investment adviser since July 1997. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a chartered Financial Analyst and received his M.B.A. in finance from Loyola College.

Christopher J. Smith has been a portfolio manager of the Fund since November 1997. Mr. Smith joined Federated in 1995 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's adviser since March, 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of
Kentucky.      Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1.00% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the
advance payments.      DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES
ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      SUPPLEMENTAL PAYMENTS TO
FINANCIAL INSTITUTIONS

With respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%         on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's
outstanding Shares of all series entitled to vote.     As of May 5, 1998,
Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, was the owner of record of 2,084,182 shares (34.38%) of the Class C Shares of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters
presented for a vote of shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

NOTES

[Graphic]
Federated Investors

Federated Fund for U.S. Government Securities, Inc.

Class A Shares, Class B Shares,
Class C Shares

PROSPECTUS

MAY 31, 1998

An Open-End, Diversified Management Investment Company

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
CLASS A SHARES, CLASS B SHARES, CLASS C SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000 DISTRIBUTOR Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 INVESTMENT ADVISER Federated Advisers Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 CUSTODIAN State Street Bank and Trust Company P.O. Box 8600 Boston, MA 02266-8600 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Shareholder Services Company P.O. Box 8600 Boston, MA 02266-8600 INDEPENDENT AUDITORS Deloitte & Touche LLP 2500 One PPG Place Pittsburgh, PA 15222-5401

[Graphic]
Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 314182106
Cusip 314182205
Cusip 314182304
G01095-01 (5/98)

[Graphic]






FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated Fund for U.S. Government Securities, Inc. (the "Fund") dated May 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated May 31, 1998

[Graphic]

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Cusip 314182106
Cusip 314182205
Cusip 314182304

8062807B (5/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                       1
 INVESTMENT OBJECTIVE AND POLICIES                                        1
 Types of Investments                                                     1
 Stripped Mortgage-Related Securities                                     1
 When-Issued and Delayed Delivery Transactions                            1
 Repurchase Agreements                                                    1
 Lending of Portfolio Securities                                          2
 Portfolio Turnover                                                       2
 Investment Limitations                                                   2
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. MANAGEMENT           3
 Fund Ownership                                                           6
 Director Compensation                                                    7
 Director Liability                                                       7
 INVESTMENT ADVISORY SERVICES                                             7
 Adviser to the Fund                                                      7
 Advisory Fees                                                            7
 BROKERAGE TRANSACTIONS                                                   8
 OTHER SERVICES                                                           8
 Fund Administration                                                      8
 Custodian and Portfolio Accountant                                       8
 Transfer Agent                                                           8
 Independent Auditors                                                     8
 PURCHASING SHARES                                                        8
 Quantity Discounts and Accumulated Purchases                             9
 Concurrent Purchases                                                     9
 Letter of Intent                                                         9
 Reinvestment Privilege                                                   9
 Conversion of Class B Shares                                             9
 Distribution Plan (Class B Shares and Class C Shares Only) and
 Shareholder Services                                                    10
 Conversion to Federal Funds                                             10
 Purchases by Sales Representatives, Fund Directors, and Employees       10
 DETERMINING NET ASSET VALUE                                             11
 Determining Market Value of Securities                                  11
 REDEEMING SHARES                                                        11
 Redemption in Kind                                                      11
 Contingent Deferred Sales Charge                                        11
 TAX STATUS                                                              11
 The Fund's Tax Status                                                   11
 Shareholders' Tax Status                                                12
 TOTAL RETURN                                                            12
 YIELD                                                                   12
 PERFORMANCE COMPARISONS                                                 12
 ECONOMIC AND MARKET INFORMATION                                         13
 ABOUT FEDERATED INVESTORS                                               14
 Mutual Fund Market                                                      14
 Institutional Clients                                                   14
 Bank Marketing                                                          14
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                      14
 FINANCIAL STATEMENTS                                                    15
 APPENDIX                                                                15

GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on June 9, 1969. On February 26, 1996, the Board of Directors ("Directors") approved an amendment to the Articles of Incorporation to change the name of the Fund from Fund for U.S. Government Securities, Inc. to Federated Fund for U.S. Government Securities, Inc.

Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities, and short-term capital gains.

TYPES OF INVESTMENTS

The Fund invests only in U.S. government securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations ("CMOs"). This investment policy and the objective stated above cannot be changed without approval of shareholders.

STRIPPED MORTGAGE-RELATED SECURITIES

Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Directors.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan.

PORTFOLIO TURNOVER

The Fund's policy of managing its portfolio of U.S. government securities, including the sale of securities held for a short period of time, to achieve its investment objective of current income may result in high portfolio turnover. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended March 31, 1998, and 1997, the portfolio turnover rates were 88% and 120%, respectively. INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fund may purchase and dispose of U.S. government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.

BORROWING MONEY

In extraordinary or emergency situations, the Fund may borrow amounts not in excess of 10% of its total assets taken at cost.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate its securities.

INVESTING IN COMMODITIES AND MINERALS

The Fund will not purchase or sell commodities or commodity contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities.

BUYING OR SELLING REAL ESTATE

The Fund will not buy or sell real estate.

LENDING CASH OR SECURITIES

The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies or Charter.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES      The Fund will not own
securities of open-end investment companies, own more than 3% of the total outstanding voting stock of any closed-end investment company, invest more than 5% of its total assets in any closed-end investment company, or invest more than 10% of its total assets in closed-end investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. The Fund will initially bear its proportionate share of any fees and expenses paid by open-end funds in addition
to the fees and expenses payable directly by the Fund.     The above investment
limitations cannot be changed without shareholder approval.      Except with
respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year. The Fund does not intend to invest more than 5% of the value of its total assets in inverse floaters or interest-only mortgage-related securities in the coming fiscal year.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Fund for U.S. Government Securities, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Director

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A. and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the
Board.     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series,
Inc.      FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding Shares.     As
of May 5, 1998, no shareholders of record owned 5% or more of the Class A
Shares or Class B Shares of the Fund.

As of May 5, 1998, the following shareholders of record owned 5% or more of the Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith for the sole benefit of its customers, Jacksonville, Florida, owned approximately 2,084,182 shares (34.38%); East Mississippi Electric Power Association, Meridian, Mississippi, owned approximately 381,651 shares
(6.30%).

DIRECTOR COMPENSATION

                            AGGREGATE
           NAME,          COMPENSATION
       POSITION WITH           FROM           TOTAL COMPENSATION PAID
           TRUST              TRUST*             FROM FUND COMPLEX+
  John F. Donahue         $0             $0 for the Fund and Chairman and
  Chairman and Director                  56 other investment companies in
                                         the Fund Complex

  J. Christopher Donahue  $0             $0 for the Fund and
  President and Director                 18 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley        $2,017.01      $111,222 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $2,219.05      $122,362 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $2,219.05      $122,362 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $2,219.05      $122,362 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $2,017.01      $111,222 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $2,219.05      $122,362 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  Peter E. Madden         $2,017.01      $111,222 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $2,017.01      $111,222 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $2,017.01      $111,222 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $2,017.01      $111,222 for the Fund and
  Director                               56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended March 31, 1998.

+ The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue, who is President and Trustee of Federated Investors. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended March 31, 1998, 1997, and 1996, the Fund's Adviser earned $7,402,162, $8,025,601, and
$8,731,709, respectively, of which $0, $0, and $142,099, respectively, were
voluntarily waived.      BROKERAGE TRANSACTIONS     When selecting brokers and
dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1998, 1997, and 1996, no brokerage commissions were paid by the Fund.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1998, 1997, and 1996, the Administrators earned $1,006,395,
$1,069,801, and $1,153,399, respectively.      CUSTODIAN AND PORTFOLIO
ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge, if applicable) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please
contact your financial intermediary or Federated Securities Corp.      QUANTITY
DISCOUNTS AND ACCUMULATED PURCHASES     As described in the prospectus, larger
purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the
schedule now in effect would be 3.75% not 4.50%      To receive the sales charge
reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class C shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Directors expect that the Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended March 31, 1998, payments in the amount of $769,612 (Class B Shares) and $391,101 (Class C Shares) were made pursuant to the Distribution Plan, all of which were paid to financial institutions. In addition, for the fiscal year ended March 31, 1998, payments in the amount of $2,946,973 (Class A Shares), $256,538 (Class B Shares), and $130,367 (Class C Shares) were made pursuant to the Shareholder Services Agreement, of which $953,019 (Class A Shares), $1,625 (Class B Shares), and $1,229 (Class C Shares), were voluntarily waived.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   * Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;

   * Federated Life Members (Class A Shares only);
   * any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and
   * trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by
each class.     Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or
(iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day.      DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

   * according to the last sale price on a national securities exchange, if available;
   * in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or
   * for short-term obligations according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost, or at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell those securities could receive less than the redemption value and could incur certain transaction costs. CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund Shares.

TOTAL RETURN

The Fund's average annual total returns based on offering price for the following periods ended March 31, 1998, were:

SHARE CLASS INCEPTION DATE   ONE-YEAR FIVE-YEARS TEN-YEARS SINCE INCEPTION
Class A     October 16, 1969   5.26%    4.69%      7.06%        7.59%
Class B     July 25, 1994      3.38%    ---         ---         6.02%
Class C     April 26, 1993     8.19%    ---         ---         4.77%

The average annual total return for each class of shares of the Fund is the average compounded rate of return for a given period that would equal a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.

Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.

YIELD

The Fund's yields for the thirty-day period ended March 31, 1998, were:

SHARE CLASS YIELD Class A 5.47% Class B 4.93% Class C 4.93%      The yield for
all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of each of the classes of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Fund's or any class of Shares' expenses; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * SALOMON BROTHERS 15 YEAR MORTGAGE BACKED SECURITIES INDEX includes the average of all 15-year mortgage securities which include Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and
     Government National Mortgage Association.

   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

   * LEHMAN BROTHERS FIVE-YEAR TREASURY BELLWETHER INDEX is an unmanaged index comprised of U.S. government Treasury Bonds with an average maturity of five years.
   * LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.
   * LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on monthly reinvestment of dividends over a specified period of time.

From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principals of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge on Class A Shares.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS     Federated
Investors is dedicated to meeting investor needs which is reflected in its investment decision making- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and
their customers.      The company's disciplined security selection process is
firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These
traders handle trillions of dollars in annual trading volume.     In the
government sector, as of December 31, 1997, Federated Investors managed 9 mortgage-backed, 6 government/ agency, and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion, and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these
maturity ranges.      J. Thomas Madden, Executive Vice President, oversees
Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated Investors' service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1998, are incorporated herein by reference to the Annual Report of the Fund dated March 31, 1998 (File Nos. 2-33490 and 811-1890). A copy of this report may be obtained without charge by contacting the Fund.

APPENDIX

STANDARD & POOR'S LONG TERM DEBT RATING DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" rating.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH IBCA, INC. INVESTMENT GRADE BOND RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity.






PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:

            (a) Financial Statements. (Incorporated by reference to the Annual Report of Registrant dated March 3l, l998.
                  File Nos. 2-33490 and 811-1890);
            (b) Exhibits and Consents:
                   (1) Conformed copy of Articles of Incorporation of the Registrant as amended; (13)
                   (2) Conformed copy of By-Laws of the Registrant as amended; (13)
                   (3)  Not applicable;
                   (4)  (i)   Copy of Specimen Certificate for Class A Shares
                              of Capital Stock of the Registrant; (12)
                        (ii)  Copy of Specimen Certificate for Class B Shares
                              of Capital Stock of the Registrant; (12)
                        (iii) Copy of Specimen Certificate for Class C Shares
                              of Capital Stock of the Registrant; (12)
                   (5) Conformed copy of Investment Advisory Contract of the Registrant; (8)
                   (6)  (i)   Conformed copy of Distributor's Contract of the
                              Registrant; (12)
                        (ii) Conformed copy of Exhibit D to Distributor's Contract; (13) (iii) Confromed copy of Class B Distributors Contract; +
                        (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269)
                   (7)  Not applicable;
                   (8)  (i)   Conformed copy of Custodian Agreement of the
                              Registrant; (13)
                        (ii)  Conformed copy of Custody Fee Schedule; +

+   All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed on July 28, 1989.(File No. 2-33490 and File No. 811-1890)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 filed on May 25, 1994 (File No. 2-33490 and File No. 811-1890)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 filed on May 25, 1995 (File No. 2-33490 and File No. 811-1890)

                  (9)   (i)   Conformed copy of Agreement for Fund Accounting
                              Services, Administrative Services, Shareholder
                              Transfer Agency Services and Custody Services
                              Procurement; (14)
                        (ii)  The responses described in Item 24(b)(6)(iv) are
                              hereby incorporated by reference.
                        (iii) Conformed copy of Amended and Restated
                              Shareholder Services Agreement +
                        (iv)  Conformed copy of Class B Shareholder Services
                              Agreement; +
                        (v)   Conformed copy of Class B Principal Shareholder
                              Services Agrement; +
                        (vi)  The Registrant hereby incorporates the conformed
                              copy of the Shareholder Services Sub-Contract
                              between Fidelity and Federated Shareholder
                              Services from Item  24(b)(9)(iii) of the
                              Federated GNMA Trust Registration Statement on
                              Form N-1A, filed with the Commission on
                              March 26, 1996. (File Nos. 2-75670 and 811-3375).
                  (10) Conformed copy of Opinion as to Legality of Shares Being Registered; (13) (11) Conformed Copy of Consent of Independent Public Accountants; + (12) Not applicable; (13) Not applicable; (14) Copy of IRA Plan of the Registrant; (13) (15)
                  (i) Conformed Copy of Distribution Plan of the Registrant;
                  (13)
                        (ii)  Conformed Copy of Exhibit C to 12b-1
                              Distribution Plan of the Registrant; (13)
                        (iii) Conformed copy of Exhibit 1, Amendment to the
                              Distribution Plan of the Registrant (Class B
                              Shares); +
                        (iv)  The responses described in Item 24(b)(6)(iv) are
                              hereby incorporated by reference.
                  (16)  (i)   Copy of Schedule for Computation of Yield
                              Calculation for Class A Shares of the
                              Registrant; (13)
                        (ii)  Copy of Schedule for Computation of Yield
                              Calculation for Class B Shares of the
                              Registrant; (13)
                        (iii) Copy of Schedule for Computation of Yield
                              Calculation for Class C Shares of the
                              Registrant; (13)
                  (17)  Copy of Financial Data Schedules; +
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19) Conformed Copy of Power of Attorney; (15)

+   All exhibits have been filed electronically.

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 filed on May 25, 1995 (File Nos. 2-33490 and 811-1890)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed on May 24, 1996. (File Nos. 2-33490 and 811-1890)

15. Response is incorporated by reference to Registrant's filing on Form N-14 filed March 24, 1997. (File Nos. 2-33490 and 811-1890)


Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None.

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                         as of May 5, 1998

            Shares of Capital Stock
            ($1.00 par value)
            Class A Shares                                  69,627
            Class B Shares                                   6,123
            Class C Shares                                   1,822

Item 27.    Indemnification: (10)

Item 28.    Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Fund for U.S. Government Securities, Inc. Management" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

            The remaining Officers of the investment adviser are:

            Executive Vice Presidents:       William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

            Senior Vice Presidents:          Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

            Vice Presidents:                 Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 filed on July 23, 1992.(File No. 2-33490 and File No. 811-1890)

                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

            Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

            Secretary:                       Stephen A. Keen

            Treasurer:                       Thomas R. Donahue

            Assistant Secretaries:           Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

            Assistant Treasurer:             Richard B. Fisher

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary       --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)         Not applicable

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                            Federated Investors Tower
                                      1001 Liberty Avenue
                                      Pittsburgh, Pennsylvania  15222-3779

Federated Shareholder
Services Company                      P.O. Box 8600
("Transfer Agent, Dividend            Boston, Massachusetts 02266-8604
Disbursing Agent and Portfolio
Recordkeeper")

Federated Services Company            Federated Investors Tower
("Administrator")                     1001 Liberty Avenue
                                      Pittsburgh, Pennsylvania  15222-3779


Federated Advisers                    Federated Investors Tower
("Adviser")                           1001 Liberty Avenue
                                      Pittsburgh, Pennsylvania  15222-3779

State Street Bank and Trust Company   P.O. Box 8600
("Custodian")                         Boston, Massachusetts  02266-8604

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of May, 1998.

               FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

                  BY: /s/ Matthew S. Hardin
                  Matthew S. Hardin, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  May 26, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Matthew S. Hardin
    Matthew S. Hardin             Attorney In Fact          May 26, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Director

John W. McGonigle*                Executive Vice President and
                                  Treasurer (Principal Financial
                                  and Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney